CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Series A-1 and A-2 convertible redeemable preferred shares Accumulated deficit CNY (¥)	Series A-1 and A-2 convertible redeemable preferred shares Total Shareholders' Deficit CNY (¥)	Series A-1 and A-2 convertible redeemable preferred shares CNY (¥)	Series A-3 convertible redeemable preferred shares Accumulated deficit CNY (¥)	Series A-3 convertible redeemable preferred shares Total Shareholders' Deficit CNY (¥)	Series A-3 convertible redeemable preferred shares CNY (¥)	Series B convertible redeemable preferred shares Accumulated deficit CNY (¥)	Series B convertible redeemable preferred shares Total Shareholders' Deficit CNY (¥)	Series B convertible redeemable preferred shares CNY (¥)	Series C convertible redeemable preferred shares Accumulated deficit CNY (¥)	Series C convertible redeemable preferred shares Total Shareholders' Deficit CNY (¥)	Series C convertible redeemable preferred shares CNY (¥)	Series D convertible redeemable preferred shares Accumulated deficit CNY (¥)	Series D convertible redeemable preferred shares Total Shareholders' Deficit CNY (¥)	Series D convertible redeemable preferred shares CNY (¥)	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional paid in capital CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Total Shareholders' Deficit CNY (¥)	Non- Controlling Interests CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2015																¥ 47	¥ (9,186)	¥ 13,748	¥ 54,959	¥ (559,396)	¥ (499,828)		¥ (499,828)
Balance (in shares) at Dec. 31, 2015 | shares																28,900,001	(18,400,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion on convertible redeemable preferred shares to redemption value	¥ (798,481)	¥ (798,481)	¥ (798,481)	¥ (29,983)	¥ (29,983)	¥ (29,983)	¥ (152,769)	¥ (152,769)	¥ (152,769)
Accretion on redeemable non-controlling interests to redemption value																							0
Vesting of restricted shares																		39,104			39,104		39,104
Vesting of restricted shares (in shares) | shares																	7,273,458
Vesting of share options																		17,998			17,998		17,998
Grant of restricted shares																¥ 5					5		5
Grant of restricted shares (in shares) | shares																3,103,809	(3,103,809)
Capital injection by non-controlling interests																						¥ 25,355	25,355
Foreign currency translation adjustment																			55,493		55,493		55,493
Net loss																				(2,536,316)	(2,536,316)	(36,938)	(2,573,254)
Balance at Dec. 31, 2016																¥ 52	¥ (9,186)	70,850	110,452	(4,076,945)	(3,904,777)	(11,583)	(3,916,360)
Balance (in shares) at Dec. 31, 2016 | shares																32,003,810	(14,230,351)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion on convertible redeemable preferred shares to redemption value	(2,205,227)	(2,205,227)	(2,205,227)	(120,451)	(120,451)	(120,451)	(40,011)	(40,011)	(40,011)	¥ (56,283)	¥ (56,283)	¥ (56,283)	¥ (154,963)	¥ (154,963)	¥ (154,963)
Accretion on redeemable non-controlling interests to redemption value																							0
Exercise of share options																¥ 5		6,207			6,212		6,212
Exercise of share options (in shares) | shares																2,723,540
Vesting of restricted shares																		24,723			24,723		24,723
Vesting of restricted shares (in shares) | shares																	3,353,344
Vesting of share options																		30,127			30,127		30,127
Grant of restricted shares																¥ 3					3		3
Grant of restricted shares (in shares) | shares																2,000,000	(2,000,000)
Capital injection by non-controlling interests																						13,376	13,376
Acquisition of additional interests in subsidiaries from non-controlling interests																				(73,334)	(73,334)	45,956	(27,378)
Foreign currency translation adjustment																			(124,374)		(124,374)		(124,374)
Net loss																				(4,984,734)	(4,984,734)	(36,440)	(5,021,174)
Balance at Dec. 31, 2017																¥ 60	¥ (9,186)	131,907	(13,922)	(11,711,948)	(11,603,089)	11,309	(11,591,780)
Balance (in shares) at Dec. 31, 2017 | shares																36,727,350	(12,877,007)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion on convertible redeemable preferred shares to redemption value	¥ (7,091,163)	¥ (7,091,163)	¥ (7,091,163)	¥ (565,979)	¥ (565,979)	¥ (565,979)	¥ (2,417,979)	¥ (2,417,979)	¥ (2,417,979)	¥ (2,375,943)	¥ (2,375,943)	¥ (2,375,943)	¥ (1,216,227)	¥ (1,216,227)	¥ (1,216,227)
Accretion on redeemable non-controlling interests to redemption value																				(63,297)	(63,297)		(63,297)
Issuance of ordinary shares																¥ 315		7,526,681			7,526,996		7,526,996
Issuance of ordinary shares (in shares) | shares																184,000,000
Conversion of preferred shares																¥ 1,408		33,724,621			33,726,029		33,726,029
Conversion of preferred shares (in shares) | shares																821,378,518
Exercise of share options																¥ 27		42,224			42,251		42,251
Exercise of share options (in shares) | shares																16,026,060	(2,176,570)
Vesting of restricted shares																		56,183			56,183		56,183
Vesting of restricted shares (in shares) | shares																	7,720,681
Vesting of share options																		437,320			437,320		437,320
Grant of restricted shares																¥ 1					1		1
Grant of restricted shares (in shares) | shares																509,001	(509,001)
Cancellation of restricted shares																¥ (2)					(2)		(2)
Cancellation of restricted shares (in shares) | shares																(909,917)	909,917
Capital injection by non-controlling interests																						14,500	14,500
Foreign currency translation adjustment																			(20,786)		(20,786)		(20,786)	$ (3,023)
Net loss																				(9,597,274)	(9,597,274)	(41,705)	(9,638,979)	(1,401,932)
Balance at Dec. 31, 2018																¥ 1,809	¥ (9,186)	¥ 41,918,936	¥ (34,708)	¥ (35,039,810)	¥ 6,837,041	¥ (15,896)	¥ 6,821,145	$ 992,094
Balance (in shares) at Dec. 31, 2018 | shares																1,057,731,012	(6,931,980)